Schedule of investments
Macquarie Global Listed Real Assets Fund	January 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 9.22%
Basic Industry — 1.01%
Alcoa Nederland Holding 144A 5.50% 12/15/27 #	365,000	$ 363,586
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	214,742
FMG Resources August 2006
144A 5.875% 4/15/30 #	75,000	74,207
144A 6.125% 4/15/32 #	200,000	198,838
Novelis
144A 3.875% 8/15/31 #	175,000	153,451
144A 4.75% 1/30/30 #	100,000	94,025
		1,098,849
Brokerage — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	75,000	66,394
		66,394
Capital Goods — 1.20%
Ball 3.125% 9/15/31	290,000	249,484
Bombardier
144A 7.25% 7/1/31 #	195,000	201,597
144A 8.75% 11/15/30 #	120,000	129,360

Clean Harbors 144A 5.125% 7/15/29 #	130,000	126,218
GFL Environmental 144A 5.125% 12/15/26 #	110,000	109,617
Sealed Air
144A 4.00% 12/1/27 #	120,000	115,621
144A 5.00% 4/15/29 #	135,000	131,031

Terex 144A 6.25% 10/15/32 #	245,000	242,501
		1,305,429
Communications — 2.09%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	232,116
CMG Media 144A 8.875% 6/18/29 #	145,000	117,193
CSC Holdings 144A 4.50% 11/15/31 #	200,000	150,963
Cumulus Media New Holdings 144A 8.00% 7/1/29 #	41,000	14,760
Frontier Communications Holdings 144A 5.875% 10/15/27 #	203,000	203,192
Gray Media 144A 5.375% 11/15/31 #	265,000	158,294
Lamar Media 3.75% 2/15/28	120,000	114,399
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	194,000	177,717
Nexstar Media 144A 5.625% 7/15/27 #	143,000	141,130
Outfront Media Capital 144A 4.625% 3/15/30 #	165,000	153,485
Sable International Finance 144A 7.125% 10/15/32 #	250,000	244,640
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	204,624
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	191,670
NQ- 095 [0125] 0325 (4291170)    1

Schedule of investments
Macquarie Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	$ 173,469
		2,277,652
Consumer Cyclical — 1.79%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	324,883
Carnival
144A 5.75% 3/1/27 #	75,000	75,204
144A 6.00% 5/1/29 #	185,000	185,473
144A 7.625% 3/1/26 #	125,000	125,294

Goodyear Tire & Rubber 5.25% 7/15/31	145,000	132,995
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	187,000
4.875% 1/15/30	135,000	130,827

Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	196,940
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	336,202
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	254,788
		1,949,606
Consumer Non-Cyclical — 0.38%
CHS 144A 5.25% 5/15/30 #	213,000	181,762
Tenet Healthcare
4.25% 6/1/29	139,000	131,457
6.875% 11/15/31	100,000	103,252
		416,471
Electric — 1.28%
California Buyer 144A 6.375% 2/15/32 #	300,000	295,843
Calpine
144A 5.00% 2/1/31 #	25,000	23,893
144A 5.125% 3/15/28 #	240,000	235,849

Lightning Power 144A 7.25% 8/15/32 #	235,000	242,892
NRG Energy 144A 3.625% 2/15/31 #	125,000	110,248
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	196,966
Vistra Operations
144A 5.00% 7/31/27 #	50,000	49,333
144A 5.50% 9/1/26 #	50,000	50,019
144A 5.625% 2/15/27 #	190,000	190,116
		1,395,159
Energy — 0.86%
CNX Resources 144A 6.00% 1/15/29 #	185,000	183,484
Genesis Energy 8.25% 1/15/29	205,000	209,992
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	72,780
2    NQ- 095 [0125] 0325 (4291170)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Nabors Industries 144A 9.125% 1/31/30 #	145,000	$ 150,641
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	190,442
NuStar Logistics
6.00% 6/1/26	65,000	65,425
6.375% 10/1/30	60,000	61,142
		933,906
Technology — 0.35%
Iron Mountain 144A 4.50% 2/15/31 #	275,000	253,240
Seagate HDD Cayman 5.75% 12/1/34	135,000	131,536
		384,776
Transportation — 0.20%
Air Canada 144A 3.875% 8/15/26 #	175,000	170,718
Delta Air Lines 7.375% 1/15/26	47,000	48,128
		218,846
Total Corporate Bonds (cost $10,326,821)		10,047,088

Non-Agency Commercial Mortgage-Backed Securities — 0.73%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	173,949
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49	740,000	625,021
Total Non-Agency Commercial Mortgage-Backed Securities (cost $979,132)		798,970

Loan Agreements — 1.22%
Communications — 0.38%
Charter Communications Operating Tranche B5 6.56% (SOFR03M + 2.25%) 11/21/31 •	252,000	252,018
Lamar Media Tranche B 5.912% (SOFR01M + 1.60%) 2/5/27 •	169,139	168,875
		420,893
Electric — 0.78%
Calpine
6.062% (SOFR01M + 1.75%) 2/15/32 •	58,106	58,115
Tranche B10 6.062% (SOFR01M + 1.75%) 1/31/31 •	311,675	311,814

Calpine Construction Finance Company 6.312% (SOFR01M + 2.00%) 7/31/30 •	121,711	121,990
NQ- 095 [0125] 0325 (4291170)    3

Schedule of investments
Macquarie Global Listed Real Assets Fund   (Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)
Electric (continued)

Hamilton Projects Acquiror 1st Lien 8.062% (SOFR01M + 3.75%) 5/31/31 •		195,800	$ 197,727
Vistra Operations Company 6.062% (SOFR01M + 1.75%) 12/20/30 •		161,385	161,755
			851,401
Finance Companies — 0.06%
Setanta Aircraft Leasing DAC Tranche B 6.079% (SOFR03M + 1.75%) 11/6/28 •		62,500	62,900
			62,900
Total Loan Agreements (cost $1,332,483)			1,335,194

Sovereign BondsΔ — 9.18%
Australia — 0.22%
Australia Government Bond 2.50% 9/20/30 ■	AUD	256,230	241,902
			241,902
Canada — 0.51%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	74,140	38,012
1.50% 12/1/44	CAD	89,578	63,154
4.00% 12/1/31	CAD	548,880	452,292
			553,458
France — 1.84%
French Republic Government Bonds OAT
144A 0.10% 3/1/26 #	EUR	207,785	215,670
144A 0.10% 3/1/29 #	EUR	640,782	649,832
144A 0.10% 3/1/36 #	EUR	151,181	137,366
144A 0.10% 7/25/38 #	EUR	406,893	360,790
144A 0.10% 7/25/47 #	EUR	130,208	101,825
144A 0.10% 7/25/53 #	EUR	62,254	45,822
144A 3.15% 7/25/32 #	EUR	409,703	495,881
			2,007,186
Germany — 0.41%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	179,090	163,767
0.50% 4/15/30 ■	EUR	274,204	286,584
			450,351
4    NQ- 095 [0125] 0325 (4291170)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Italy — 1.22%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	660,756	$ 611,291
144A 0.15% 5/15/51 #	EUR	67,553	44,901
144A 1.30% 5/15/28 #	EUR	414,612	437,798
144A 2.55% 9/15/41 #	EUR	211,867	237,136
			1,331,126
Japan — 0.37%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	60,476,350	406,747
			406,747
Spain — 0.46%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #	EUR	306,540	323,377
144A 2.05% 11/30/39 #	EUR	154,725	173,951
			497,328
United Kingdom — 4.15%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/29 ■	GBP	762,471	939,854
0.125% 3/22/51 ■	GBP	517,016	414,132
0.125% 11/22/56 ■	GBP	218,557	162,255
0.125% 3/22/68 ■	GBP	237,640	156,479
0.125% 3/22/73 ■	GBP	46,783	32,932
0.375% 3/22/62 ■	GBP	160,618	124,562
0.50% 3/22/50 ■	GBP	413,430	376,793
0.625% 3/22/40 ■	GBP	592,696	652,054
0.625% 11/22/42 ■	GBP	297,686	315,710
0.625% 3/22/45 ■	GBP	385,058	387,855
1.25% 11/22/32 ■	GBP	320,272	413,462
2.00% 1/26/35 ■	GBP	182,100	548,350
			4,524,438
Total Sovereign Bonds (cost $11,090,703)			10,012,536

US Treasury Obligations — 12.97%
US Treasury Floating Rate Note 4.448% (USBMMY3M + 0.18%) 7/31/26 •		865,400	866,968
US Treasury Inflation Indexed Bonds
0.25% 2/15/50		421,035	250,436
0.75% 2/15/42		487,843	381,816
1.00% 2/15/49		539,873	400,571
NQ- 095 [0125] 0325 (4291170)    5

Schedule of investments
Macquarie Global Listed Real Assets Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Inflation Indexed Bonds
1.50% 2/15/53	222,992	$ 181,068
2.125% 2/15/40	166,548	163,829
3.875% 4/15/29	2,565,890	2,778,385
US Treasury Inflation Indexed Notes
0.125% 4/15/25	4,604,753	4,598,283
0.375% 1/15/27	2,121,450	2,075,276
1.375% 7/15/33	2,567,394	2,438,863
Total US Treasury Obligations (cost $14,178,507)		14,135,495
	Number of shares
Closed-Ended Trust — 0.52%
Financials — 0.52%
Sprott Physical Uranium Trust †	35,138	566,714
Total Closed-Ended Trust (cost $574,818)		566,714

Common Stocks — 60.91%
Energy — 8.45%
ARC Resources	31,332	536,590
Chord Energy	5,333	599,696
Diamondback Energy	3,071	504,750
Enbridge	20,462	884,877
Expand Energy	7,948	807,517
Kimbell Royalty Partners	50,438	776,241
Parex Resources	28,564	272,207
Permian Resources	48,537	711,067
Schlumberger	15,183	611,571
Shell	48,257	1,602,650
Tourmaline Oil	12,360	563,082
Unit	14,863	431,956
Valero Energy	6,848	910,784
		9,212,988
Industrials — 6.85%
Arcosa	4,900	496,370
Athens International Airport	114,971	1,022,152
Atlas Arteria	313,352	987,692
Catena	2,304	100,469
CCR	515,001	990,514
Enav 144A #	222,877	799,533
6    NQ- 095 [0125] 0325 (4291170)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Sacyr	300,960	$ 987,227
Sunrun †	21,528	194,828
Transurban Group	111,169	924,742
Vinci	8,859	960,389
		7,463,916
Information Technology — 1.82%
Cellnex Telecom 144A #	35,851	1,204,643
First Solar †	1,686	282,439
Helios Towers †	110,814	130,529
NEXTDC †	40,269	371,773
		1,989,384
Materials — 13.82%
Alcoa	25,437	898,435
Anglo American	29,978	884,825
Canfor †	24,079	250,010
CF Industries Holdings	13,679	1,261,340
Corteva	10,563	689,447
CRH	10,562	1,053,952
Endeavour Mining	35,849	730,300
ERO Copper †	42,908	574,527
Hudbay Minerals	109,040	901,761
International Paper	15,164	843,573
Lifezone Metals †	23,873	139,657
Louisiana-Pacific	3,479	406,939
Metallus †	25,810	385,601
Methanex	12,793	667,795
MP Materials †	35,033	769,325
Newmont	13,655	583,342
Nutrien	17,117	883,751
SSR Mining †	41,007	328,428
Steel Dynamics	3,950	506,390
Sylvamo	4,943	395,934
Titan Cement International	7,530	356,991
West Fraser Timber	5,437	471,405
Wheaton Precious Metals	17,329	1,082,543
		15,066,271
Real Estate — 0.83%
Crown Castle	10,156	906,728
		906,728
NQ- 095 [0125] 0325 (4291170)    7

Schedule of investments
Macquarie Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
Real Estate Operating Companies/Developer — 0.66%
Lendlease	23,122	$ 93,437
Mitsubishi Estate	23,300	340,723
Sumitomo Realty & Development	8,300	288,556
		722,716
REIT Diversified — 2.52%
British Land	22,235	103,991
CapitaLand Investment	52,400	94,852
Charter Hall Group	19,219	187,830
DigitalBridge Group	20,888	229,141
Fastighets Balder Class B †	10,336	73,830
Inmobiliaria Colonial Socimi	27,757	157,653
Invincible Investment	343	149,943
Lifestyle Communities	10,630	65,161
LondonMetric Property	51,482	118,984
Nomura Real Estate Master Fund	216	208,208
Shaftesbury Capital	120,403	185,565
Stockland	44,336	142,504
Sun Hung Kai Properties	27,456	245,439
VICI Properties	26,272	782,117
		2,745,218
REIT Healthcare — 2.45%
American Healthcare REIT	14,135	399,879
Parkway Life Real Estate Investment Trust	44,300	126,152
Ventas	8,299	501,426
Welltower	12,087	1,649,634
		2,677,091
REIT Hotel — 0.44%
Hoshino Resorts REIT	55	73,477
Hyatt Hotels Class A	821	129,907
Ryman Hospitality Properties	1,320	138,389
Sunstone Hotel Investors	12,626	143,053
		484,826
REIT Industrial — 2.19%
First Industrial Realty Trust	7,479	399,304
Goodman Group	31,172	706,388
Nippon Prologis REIT	195	297,853
Prologis	6,784	808,992
Segro	8,127	72,290
8    NQ- 095 [0125] 0325 (4291170)

(Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Industrial (continued)
Warehouses De Pauw CVA	4,617	$ 99,625
		2,384,452
REIT Information Technology — 2.99%
American Tower	1,156	213,802
DigiCo Infrastructure REIT REIT †	46,259	130,279
Digital Realty Trust	3,107	509,113
Equinix	2,047	1,870,262
Keppel REIT	335,133	542,526
		3,265,982
REIT Mall — 0.28%
Simon Property Group	1,782	309,818
		309,818
REIT Manufactured Housing — 0.39%
Sun Communities	3,326	420,739
		420,739
REIT Multifamily — 2.14%
Advance Residence Investment	127	117,014
AvalonBay Communities	2,925	647,917
Equity Residential	7,626	538,624
Essex Property Trust	1,407	400,390
InterRent Real Estate Investment Trust	10,335	69,476
LEG Immobilien	3,591	296,832
UNITE Group	12,985	137,978
Vonovia	3,918	120,270
		2,328,501
REIT Office — 1.10%
Derwent London	2,237	54,391
Gecina	1,030	100,708
Hongkong Land Holdings	45,800	199,688
Kilroy Realty	9,370	365,617
Merlin Properties Socimi	24,431	283,354
Nippon Building Fund	159	126,610
Wihlborgs Fastigheter	6,526	64,626
		1,194,994
REIT Retail — 0.19%
Frasers Centrepoint Trust	47,220	74,357
Link REIT	31,433	129,874
		204,231
NQ- 095 [0125] 0325 (4291170)    9

Schedule of investments
Macquarie Global Listed Real Assets Fund   (Unaudited)
	Number ofshares	Value (US $)
Common Stocks (continued)
REIT Self-Storage — 0.68%
Big Yellow Group	8,468	$ 100,270
Public Storage	2,151	642,030
		742,300
REIT Shopping Center — 1.24%
Acadia Realty Trust	13,162	303,253
Agree Realty	7,213	523,447
Kite Realty Group Trust	10,421	241,246
Tanger	8,583	281,694
		1,349,640
REIT Single Tenant — 0.11%
NETSTREIT	8,078	116,969
		116,969
REIT Specialty — 0.86%
CBRE Group Class A †	761	110,147
Corp Inmobiliaria Vesta ADR	9,596	251,799
Essential Properties Realty Trust	4,344	139,442
Invitation Homes	14,013	436,505
		937,893
Utilities — 10.90%
APA Group	121,323	514,409
EDP Renovaveis	94,846	888,983
Enel	124,582	887,759
Essential Utilities	26,100	926,028
National Grid	79,990	971,762
Orsted 144A #, †	19,572	756,673
Pennon Group	142,325	1,019,989
Severn Trent	30,824	965,786
Snam	201,845	935,154
Spruce Power Holding †	39,235	103,188
SSE	46,951	949,770
Sunnova Energy International †	44,318	113,897
Terna - Rete Elettrica Nazionale	114,045	942,223
United Utilities Group	76,093	965,177
Xcel Energy	14,015	941,808
		11,882,606
Total Common Stocks (cost $66,131,783)		66,407,263

10    NQ- 095 [0125] 0325 (4291170)

(Unaudited)
	Number ofshares	Value (US $)

Exchange-Traded Fund — 3.21%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	170,498	$ 3,496,914
Total Exchange-Traded Fund (cost $3,477,207)		3,496,914

Short-Term Investments — 1.43%
Money Market Mutual Funds — 1.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.26%)	388,475	388,475
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.27%)	388,475	388,475
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.35%)	388,475	388,475
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.31%)	388,475	388,475
Total Short-Term Investments (cost $1,553,900)		1,553,900
Total Value of Securities—99.39% (cost $109,645,354)		108,354,074

Receivables and Other Assets Net of Liabilities—0.61%		667,934
Net Assets Applicable to 8,971,909 Shares Outstanding—100.00%		$109,022,008
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of Rule 144A securities was $15,264,940, which represents 14.00% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
NQ- 095 [0125] 0325 (4291170)    11

Schedule of investments
Macquarie Global Listed Real Assets Fund   (Unaudited)
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
†	Non-income producing security.
The following forward foreign currency exchange contracts were outstanding at January 31, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	(120,600)	USD	127,071	2/14/25	$1,885	$—
CITI	GBP	(3,594,126)	USD	4,548,289	2/14/25	92,149	—
HSBC	CAD	(14,900)	USD	10,548	2/14/25	290	—
HSBC	GBP	(85,200)	USD	107,948	2/14/25	2,314	—
JPMCB	GBP	52,700	USD	(65,591)	2/14/25	—	(248)
TD	AUD	(267,309)	USD	173,531	2/14/25	7,339	—
TD	CAD	(782,229)	USD	560,158	2/14/25	21,640	—
TD	EUR	(4,027,342)	USD	4,256,848	2/14/25	76,365	—
TD	JPY	(61,924,975)	USD	402,863	2/14/25	2,946	—
Total Forward Foreign Currency Exchange Contracts						$204,928	$(248)
The use of forward foreign currency exchange contracts involves elements of market risk and the risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
12    NQ- 095 [0125] 0325 (4291170)

(Unaudited)
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
NQ- 095 [0125] 0325 (4291170)    13